Loss per share - Summary of outstanding shares of potentially dilutive securities (Details) - shares shares in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Loss per share
Total outstanding shares of potentially dilutive securities	40,631	59,682
Treasury shares
Loss per share
Antidilutive securities excluded from computation of earnings per share amount of treasury share portion	8,651	27,702
Warrants
Loss per share
Antidilutive securities excluded from computation of earnings per share amount of warrants portion	31,980	31,980